Property, plant and equipment - Balance (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Balance at the beginning	£ 1,834
Balance at the end	2,690	£ 1,834
Plant and machinery
Property, plant and equipment
Balance at the end	24
Leasehold improvements
Property, plant and equipment
Balance at the beginning	1,156
Balance at the end	2,115	1,156
Office equipment
Property, plant and equipment
Balance at the beginning	678
Balance at the end	551	678
Cost or valuation
Property, plant and equipment
Balance at the beginning	2,599	1,809
Additions	1,436	790
Disposals	(81)
Balance at the end	3,954	2,599
Cost or valuation | Plant and machinery
Property, plant and equipment
Additions	25
Balance at the end	25
Cost or valuation | Leasehold improvements
Property, plant and equipment
Balance at the beginning	1,530	1,368
Additions	1,199	162
Disposals	(13)
Balance at the end	2,716	1,530
Cost or valuation | Office equipment
Property, plant and equipment
Balance at the beginning	1,069	441
Additions	212	628
Disposals	(68)
Balance at the end	1,213	1,069
Depreciation
Property, plant and equipment
Balance at the beginning	(765)	(387)
Disposals	76
Charge for year	575	378
Balance at the end	(1,264)	(765)
Depreciation | Plant and machinery
Property, plant and equipment
Charge for year	1
Balance at the end	(1)
Depreciation | Leasehold improvements
Property, plant and equipment
Balance at the beginning	(374)	(206)
Disposals	13
Charge for year	240	168
Balance at the end	(601)	(374)
Depreciation | Office equipment
Property, plant and equipment
Balance at the beginning	(391)	(181)
Disposals	63
Charge for year	334	210
Balance at the end	£ (662)	£ (391)